Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted	70,550	70,550	70,550	67,550
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 33,096	$ 27,023	$ 31,220
Aggregate intrinsic value of stock options outstanding	40,985
Aggregate intrinsic value of stock options exercisable	29,208
Unrecognized compensation expense	$ 65,513
Unrecognized compensation expense period for recognition	1 year
Restricted Stock [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	$ 40,615	25,400	25,520
Restricted Stock Units (RSUs) [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	$ 5,891	$ 3,282	$ 3,207
Minimum [Member]
Awards granted under the Equity Incentive Plan
Awards granted under the Equity Incentive Plan, vesting period	3 years
Maximum [Member]
Awards granted under the Equity Incentive Plan
Awards granted under the Equity Incentive Plan, vesting period	4 years